Summary of Significant Accounting Policies - Summary of Revisions to Previously issued Condensed Consolidated Statement Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Loss	$ (13,756)		$ (23,125)	$ (172)	$ (39,167)	$ (28,486)	$ (51,611)	$ (73,297)	$ (135,139)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on debt extinguishment			7,525				7,525	4,904	19,450
Amortization of debt discount and deferred financing costs					$ 2,559	$ 8,281	7,283	$ 13,637
Cash paid for interest
Previously Reported [Member]
Net Loss			(22,858)				(51,344)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on debt extinguishment
Amortization of debt discount and deferred financing costs							14,541
Cash paid for interest		202
Revision of Prior Period, Reclassification, Adjustment [Member]
Net Loss			(267)				(267)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on debt extinguishment			$ 7,525				7,525
Amortization of debt discount and deferred financing costs							$ (7,258)
Cash paid for interest		$ (202)